   As filed with the Securities and Exchange Commission on January 21, 2003
                                                              File No. 333-88261
                                                                       811-07271

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No.                                   [ ]
                                    -------
         Post-Effective Amendment No.   5                              [X]
                                     --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                  Amendment No.    3                                   [X]
                                ------------

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II
                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

  _____  immediately upon filing pursuant to paragraph (b) of Rule 485
  _____  on ___________, 2003 pursuant to paragraph (b) of Rule 485
  _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  __X__  on April 11, 2003 pursuant to paragraph (a)(1) of Rule 485
  _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

  STAG VARIABLE LIFE LAST SURVIVOR II
  SEPARATE ACCOUNT VL II
  HARTFORD LIFE INSURANCE COMPANY
  P.O. BOX 2999
  HARTFORD, CONNECTICUT 06104-2999
  TELEPHONE: (800) 231-5453                                          [LOGO]

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This Prospectus describes information you should know before you purchase the Stag Variable Life Last Survivor II variable life insurance policy. Please read it carefully.

Stag Variable Life Last Survivor II is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
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The following Sub-Accounts are available under the policy:

                   SUB-ACCOUNT                                        PURCHASES SHARES OF:
  American Funds Global Growth Fund Sub-Account   Class 2 shares of the Global Growth Fund of American Funds
                                                  Insurance Series
  American Funds Global Small Capitalization      Class 2 shares of the Global Small Capitalization Fund of
  Fund Sub-Account                                American Funds Insurance Series
  American Funds Growth Fund Sub-Account          Class 2 shares of the Growth Fund of American Funds
                                                  Insurance Series
  American Funds Growth-Income Fund Sub-Account   Class 2 shares of the Growth-Income Fund of American Funds
                                                  Insurance Series
  Hartford Advisers Fund Sub-Account              Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                  Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account  Class IA of Hartford Capital Appreciation HLS Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account   Class IA of Hartford Dividend and Growth HLS Fund, Inc.
  Hartford Global Advisers Fund Sub-Account       Class IA of Hartford Global Advisers HLS Fund, Inc.
  Hartford Global Leaders Fund Sub-Account        Class IA shares of Hartford Global Leaders HLS Fund of
                                                  Hartford Series Fund, Inc.
  Hartford Global Technology Fund Sub-Account     Class IA shares of Hartford Global Technology HLS Fund of
                                                  Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account     Class IA of Hartford Growth and Income HLS Fund of Hartford
                                                  Series Fund, Inc.
  Hartford Index Fund Sub-Account                 Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities Fund Sub-  Class IA of Hartford International Opportunities HLS
  Account                                         Fund, Inc.
  Hartford MidCap Fund Sub-Account                Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account          Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account   Class IA of Hartford Mortgage Securities HLS Fund, Inc.
  Hartford Small Company Fund Sub-Account         Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                 Class IA of Hartford Stock HLS Fund, Inc.


                       SUB-ACCOUNT                                        PURCHASES SHARES OF:
  Putnam VT Diversified Income Fund Sub-Account           Class IA of Putnam VT Diversified Income Fund of
                                                          Putnam Variable Trust
  Putnam VT The George Putnam Fund of Boston Fund         Class IA of Putnam VT The George Putnam Fund of
  Sub-Account                                             Boston of Putnam Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-Account      Class IA of Putnam VT Global Asset Allocation Fund
                                                          of Putnam Variable Trust
  Putnam VT Global Equity Fund Sub-Account                Class IA of Putnam VT Global Equity Fund of Putnam
                                                          Variable Trust
  Putnam VT Growth and Income Fund Sub-Account            Class IA of Putnam VT Growth and Income Fund of
                                                          Putnam Variable Trust
  Putnam VT Health Sciences Fund Sub-Account              Class IA of Putnam VT Health Sciences Fund of Putnam
                                                          Variable Trust
  Putnam VT High Yield Fund Sub-Account                   Class IA of Putnam VT High Yield Fund of Putnam
                                                          Variable Trust
  Putnam VT Income Fund Sub-Account                       Class IA of Putnam VT Income Fund of Putnam Variable
                                                          Trust
  Putnam VT International Growth Fund Sub-Account         Class IA of Putnam VT International Growth Fund of
                                                          Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-     Class IA of Putnam VT International Growth and
  Account                                                 Income Fund of Putnam Variable Trust
  Putnam VT International New Opportunities Fund Sub-     Class IA of Putnam VT International New
  Account                                                 Opportunities Fund of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account                    Class IA of Putnam VT Investors Fund of Putnam
                                                          Variable Trust
  Putnam VT Money Market Fund Sub-Account                 Class IA of Putnam VT Money Market Fund of Putnam
                                                          Variable Trust
  Putnam VT New Opportunities Fund Sub-Account            Class IA of Putnam VT New Opportunities Fund of
                                                          Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account                    Class IA of Putnam VT New Value Fund of Putnam
                                                          Variable Trust
  Putnam VT OTC & Emerging Growth Fund Sub-Account        Class IA of Putnam VT OTC & Emerging Growth Fund of
                                                          Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account  Class IA of Putnam VT Utilities Growth and Income
                                                          Fund of Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                        Class IA of Putnam VT Vista Fund of Putnam Variable
                                                          Trust
  Putnam VT Voyager Fund Sub-Account                      Class IA of Putnam VT Voyager Fund of Putnam
                                                          Variable Trust
  Fidelity VIP II Asset Manager-SM- Portfolio             Initial Class of Fidelity VIP II Asset Manager
  Sub-Account                                             Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account        Initial Class of Fidelity VIP Equity-Income
                                                          Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account             Initial Class of Fidelity VIP Overseas Portfolio


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
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PROSPECTUS DATED: ____________, 2002

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS


                                                                         PAGE
 ----------------------------------------------------------------------------
 SUMMARY OF BENEFITS AND RISKS                                             4
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 FEE TABLES                                                                6
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 ABOUT US                                                                 10
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   Hartford Life Insurance Company                                        10
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   Separate Account VL II                                                 10
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   The Funds                                                              10
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 CHARGES AND DEDUCTIONS                                                   13
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 YOUR POLICY                                                              15
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 PREMIUMS                                                                 17
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 DEATH BENEFITS AND POLICY VALUES                                         19
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 MAKING WITHDRAWALS FROM YOUR POLICY                                      20
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 LOANS                                                                    20
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 LAPSE AND REINSTATEMENT                                                  21
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 TAXES                                                                    22
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 LEGAL PROCEEDINGS                                                        25
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 GLOSSARY OF SPECIAL TERMS                                                27
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 WHERE YOU CAN FIND MORE INFORMATION                                      28
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4                                                HARTFORD LIFE INSURANCE COMPANY
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

 - Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. The Death Benefit Guarantee Premium is not a charge but a funding level that is required to keep the Death Benefit Guarantee available. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium.


INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 41 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.


OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."



SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of your Policy," below). Surrenders may also be subject to a Surrender Charge.


RISKS OF YOUR POLICY


INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectus for the Funds for information about the risks of each investment option.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

HARTFORD LIFE INSURANCE COMPANY                                                5
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ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

6                                                HARTFORD LIFE INSURANCE COMPANY
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FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.


TRANSACTION FEES



             CHARGE                       WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
 Front-end Sales Load             When you pay premium.                      8% of each premium payment in policy years
                                                                             1-3
                                                                             4% of each premium payment in policy years 4+
 Tax Charge on Premium Payments   When you pay premium.                      A percent of premium which varies by your
                                                                             state and municipality of residence. The
                                                                             range of tax charge is generally between 0%
                                                                             and 4%.
                                                                             This rate will change if your state or
                                                                             municipality changes its premium tax charges.
                                                                             It may change if you change your state or
                                                                             municipality of residence.
 Surrender Charge (1)             When you surrender your policy during      Minimum Charge
                                  the first nine policy years.               $0.70 per $1,000 of the initial Face Amount
                                  When you make certain Face Amount          in the first year for two 20-year-old female
                                  decreases during the first nine policy     non-smokers.
                                  years.                                     Maximum Charge
                                  When you take certain withdrawals during   $9.42 per $1,000 of the initial Face Amount
                                  the first nine policy years.               in the first year for two 85-year-old male
                                                                             smokers.
                                                                             Charge for representative insureds
                                                                             $7.14 per $1,000 of the initial Face Amount
                                                                             in the first year for a 65-year-old male
                                                                             preferred non-smoker and a 65-year-old female
                                                                             preferred non-smoker.
 Face Amount Increase Fee         Each month for 12 months beginning on      Minimum Charge
                                  the effective date of any unscheduled      $41.67 per month.
                                  increase in Face Amount you request.       Maximum Charge
                                                                             $250.00 per month.
                                                                             Charge for representative insureds
                                                                             $83.30 for $1,000,000 of Face Amount
                                                                             increase.
 Transfer Fees                    When you make a transfer after the first   $25 per transfer.
                                  transfer in any month.
 Withdrawal Charge                When you take a withdrawal.                $10 per withdrawal.
 Loan Interest Rate               Monthly if you have taken a loan on your   During Policy Years 1-10: (2)
                                  policy                                     All Indebtedness 5.5%
                                                                             During Policy Years 11 and later: (2)
                                                                             Preferred Indebtedness 3.5%
                                                                             Non-Preferred Indebtedness: 4.5%



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.



(2) Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

HARTFORD LIFE INSURANCE COMPANY                                                7
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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.


CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Cost of Insurance       Monthly.                  Minimum Charge
Charges (1)                                       $0.06 per $1,000 of the net
                                                  amount at risk for two
                                                  20-year-old female preferred
                                                  non-smokers in the first year.
                                                  Maximum Charge
                                                  $6.24 per $1,000 of the net
                                                  amount at risk for two
                                                  85-year-old male smokers in the
                                                  first year.
                                                  Charge for representative
                                                  insureds
                                                  $0.32 per $1,000 of the net
                                                  amount at risk for a 65-year-old
                                                  male preferred non-smoker and a
                                                  65-year-old female preferred
                                                  non-smoker in the first year.
Mortality and Expense   Monthly.                  Minimum Charge
Risk Charge (which is                             (a) 1/12 of 0.75% per month of
the sum of both                                   the Sub-Account accumulated
(a) and (b)) (1)                                  value in the first year; plus
                                                  (b) $0.48 per 1,000 of initial
                                                  Face Amount during the first
                                                  year for two 20-year-old female
                                                  non-smokers.
                                                  Maximum Charge
                                                  (a) 1/12 of 0.75% per month of
                                                  the Sub-Account accumulated
                                                  value in the first year; plus
                                                  (b) $17.44 per 1,000 of initial
                                                  Face Amount during the first
                                                  year for two 85-year-old male
                                                  smokers.
                                                  Charge for representative
                                                  insureds
                                                  (a) 1/12 of 0.75% per month of
                                                  the Sub-Account accumulated
                                                  value in the first year; plus.
                                                  (b) $6.82 per 1,000 of initial
                                                  Face Amount during the first
                                                  year for a 65-year-old male
                                                  preferred non-smoker and a
                                                  65-year-old female preferred
                                                  non-smoker.
Administrative Charge   Monthly.                     $24.16 per month in Year 1
                                                    $7.50 per month in Years 2+
    RIDER CHARGES       WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Estate Protection       Monthly.                  Minimum Charge
Rider (1)                                         $3.12 per $1000 of Face Amount
                                                  for two 20-year-old female
                                                  preferred non-smokers in the
                                                  first year.Maximum Charge
                                                  $15.48 per $1000 of Face Amount
                                                  for two 85-year-old male smokers
                                                  in the first year.
                                                  Charge for representative
                                                  insureds
                                                  $3.64 per $1000 of Face Amount
                                                  for a 65-year-old male preferred
                                                  non-smoker and a 65-year-old
                                                  female preferred non-smoker in
                                                  the first year.
Single Life Yearly      Monthly.                  Minimum Charge
Renewable Term Life                               $0.27 per $1,000 of Face Amount
Insurance Rider (1)                               for a 20-year-old female
                                                  preferred non-smoker in the
                                                  first year.
                                                  Maximum Charge
                                                  $86.13 per $1,000 of Face Amount
                                                  for an 85-year-old male smoker
                                                  in the first year.
                                                  Charge for a representative
                                                  insured
                                                  $6.03 per $1,000 of Face Amount
                                                  for a 65-year-old male preferred
                                                  non-smoker in the first year.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

8                                                HARTFORD LIFE INSURANCE COMPANY
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The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Fund Operating Expenses                                  0.43%      1.24%
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                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)



                                                                                     12B-1
                                                                                  DISTRIBUTION                TOTAL FUND
                                                                                AND/OR SERVICING    OTHER     OPERATING
                                                              MANAGEMENT FEES         FEES         EXPENSES    EXPENSES
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American Funds Global Growth Fund                                  0.66%            0.25%           0.04%       0.95%
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American Funds Global Small Capitalization Fund                    0.80%            0.25%           0.03%       1.08%
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American Funds Growth Fund                                         0.37%            0.25%           0.01%       0.63%
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American Funds Growth-Income Fund                                  0.33%            0.25%           0.02%       0.60%
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Hartford Advisers HLS Fund                                         0.63%             N/A            0.03%       0.66%
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Hartford Bond HLS Fund                                             0.48%             N/A            0.03%       0.51%
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Hartford Capital Appreciation HLS Fund                             0.63%             N/A            0.05%       0.68%
------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%             N/A            0.03%       0.68%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                                  0.76%             N/A            0.10%       0.86%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%             N/A            0.07%       0.81%
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Hartford Global Technology HLS Fund                                0.85%             N/A            0.04%       0.89%
------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.75%             N/A            0.04%       0.79%
------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%             N/A            0.03%       0.43%
------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.70%             N/A            0.11%       0.81%
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Hartford MidCap HLS Fund                                           0.67%             N/A            0.03%       0.70%
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Hartford Money Market HLS Fund                                     0.45%             N/A            0.03%       0.48%
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Hartford Mortgage Securities HLS Fund                              0.45%             N/A            0.03%       0.48%
------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.72%             N/A            0.04%       0.76%
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Hartford Stock HLS Fund                                            0.46%             N/A            0.03%       0.49%
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Putnam VT Diversified Income Fund                                  0.68%             N/A            0.11%       0.79%
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Putnam VT The George Putnam Fund of Boston                         0.65%             N/A            0.11%       0.76%
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Putnam VT Global Asset Allocation Fund                             0.67%             N/A            0.17%       0.84%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                                       0.71%             N/A            0.11%       0.82%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                   0.46%             N/A            0.05%       0.51%
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Putnam VT Health Sciences Fund                                     0.70%             N/A            0.09%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                          0.67%             N/A            0.09%       0.76%
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Putnam VT Income Fund                                              0.60%             N/A            0.08%       0.68%
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Putnam VT International Growth Fund                                0.76%             N/A            0.18%       0.94%
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HARTFORD LIFE INSURANCE COMPANY                                                9
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                                                                                     12B-1
                                                                                  DISTRIBUTION                TOTAL FUND
                                                                                AND/OR SERVICING    OTHER     OPERATING
                                                              MANAGEMENT FEES         FEES         EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                     0.80%             N/A            0.18%       0.98%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                     1.00%             N/A            0.24%       1.24%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                           0.60%             N/A            0.06%       0.66%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                        0.40%             N/A            0.05%       0.45%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                   0.54%             N/A            0.05%       0.59%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                           0.70%             N/A            0.09%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%             N/A            0.15%       0.85%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                         0.66%             N/A            0.07%       0.73%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                               0.61%             N/A            0.06%       0.67%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                             0.53%             N/A            0.04%       0.57%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager-SM- Portfolio                        0.53%             N/A            0.11%       0.64%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (1)                           0.48%             N/A            0.10%       0.58%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1)                                0.73%             N/A            0.19%       0.92%
------------------------------------------------------------------------------------------------------------------------

(1) Actual Total Fund Operating Expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

10                                               HARTFORD LIFE INSURANCE COMPANY
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                HARTFORD RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      11/26/02      AA-    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/19/02      AA     Claims paying ability
------------------------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II


The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.


THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of

HARTFORD LIFE INSURANCE COMPANY                                               11
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publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.


HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.


PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Investment Management, LLC ("Putnam Management") believes is consistent with preservation of capital. The fund seeks its goal by investing in multi-sector bonds.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of value stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund seeks its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.


PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies worldwide with a focus on growth stocks.


PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks of U.S. companies in the health sciences industries with a focus on growth stocks.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund seeks its goal by investing at least 80% in U.S. corporate rated below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund seeks its goal by investing at least 80% in U.S. corporate bonds and governments worldwide that are either investment-grade or below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on value stocks.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks traded in the over-the-counter "OTC" market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing at least 80% of its net assets in a combination of bonds and U.S. value stocks of companies in the utilities industries, with a significant focus on value stocks.

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PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

FIDELITY VIP II ASSET MANAGER-SM- PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

In addition, the fund may invest in all varieties of fixed income securities including, lower-quality debt securities maturing in more than one year. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.

FMR normally invests at least 30% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.

FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

INVESTMENT ADVISORS -- American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.


The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.


The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and

HARTFORD LIFE INSURANCE COMPANY                                               13
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variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

CHARGES AND DEDUCTIONS
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DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 8% of premium in Policy Years 1 through 3 and 4% of premium in Policy Years 4 and beyond.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE


MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:


- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each

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Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first Policy Year the charge is $24.16 per month, each year after the first Policy Year the charge is $7.50 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. During years 11-20 the maximum is 1/12 of 0.50% per month. Thereafter, the maximum is 0.00% per month.

During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

The percentage by policy years is as follows:

          POLICY YEAR       PERCENTAGE
          ----------------------------
               1                70%
          ----------------------------
               2                70%
          ----------------------------
               3                70%
          ----------------------------
               4                60%
          ----------------------------
               5                50%
          ----------------------------
               6                40%
          ----------------------------
               7                30%
          ----------------------------
               8                20%
          ----------------------------
               9                10%
          ----------------------------
          10 and after           0%
          ----------------------------

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective November 15, 2001, Hartford introduced a new procedure for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new procedure to your policy during the period starting November 15, 2001 through the anniversary of your next policy date, and then during each policy year thereafter.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

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We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ESTATE TAX REPEAL BENEFIT RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.

Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

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FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. The policy will terminate on the scheduled maturity date and any Cash Surrender Value will be paid to you.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 28 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

18                                               HARTFORD LIFE INSURANCE COMPANY
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You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

HARTFORD LIFE INSURANCE COMPANY                                               19
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DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $5 million.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                   A           B
-----------------------------------------------------
 Face Amount                    $100,000    $100,000
-----------------------------------------------------
 Account Value                    46,500      34,000
-----------------------------------------------------
 Specified Percentage               250%        250%
-----------------------------------------------------
 Death Benefit Option              Level       Level
-----------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

20                                               HARTFORD LIFE INSURANCE COMPANY
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MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender,or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred           1%
----------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
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LAPSE AND REINSTATEMENT

During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last know address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available so long as:

- the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In New York, this provision is referred to as the "No-Lapse Guarantee". The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- The Face Amount will be reduced to the Death Benefit Guarantee Amount; and

- Any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and

22                                               HARTFORD LIFE INSURANCE COMPANY
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  (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

TAXES
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE
ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS --
GENERALLY

Generally for federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things,

HARTFORD LIFE INSURANCE COMPANY                                               23
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the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE
ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

24                                               HARTFORD LIFE INSURANCE COMPANY
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MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked

HARTFORD LIFE INSURANCE COMPANY                                               25
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Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code
Section 7872 (relating to below-market-interest-rate loans) or Code
Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.

LIFE INSURANCE PURCHASES BY
NON-RESIDENT ALIENS AND
FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
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Hartford Life is involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition, results of operations or cash flows of Hartford Life.



On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLP ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate, International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.



Hartford Life and ICMG have moved the district court for, among other things, judgment as a matter of law or a new trial, and intend to appeal the judgment if the district court does not set it aside or substantially reduce it. In either event, Hartford Life's management, based on the opinion of its legal advisers,

26                                               HARTFORD LIFE INSURANCE COMPANY
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believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.



Hartford Life is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although Hartford Life believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to Hartford Life's statutory surplus and capital and potentially increase the death benefit costs incurred by Hartford Life in the future. The arbitration hearing began in October 2002.



There are no pending material legal proceedings to which the Underwriter or Separate Account is a party.

HARTFORD LIFE INSURANCE COMPANY                                               27
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: the premium required to maintain the Death Benefit Guarantee. Initially, the Cumulative Death Benefit Guarantee Premium is the Death Benefit Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative Death Benefit Guarantee Premium is: (a) the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Death Benefit Guarantee Premium.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

DEATH BENEFIT GUARANTEE PREMIUM: the amount of monthly premium required to keep the Death Benefit Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.


MATURITY DATE: The date on which your policy matures and your policy terminates.


MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company, sometimes referred to as
"Hartford."

YOU, YOUR: the owner of the policy.

28                                               HARTFORD LIFE INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION



You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.



We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.



811-07271

                                    PART B

HARTFORD LIFE INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
STAG VARIABLE LIFE LAST SURVIVOR II
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY



This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.



DATE OF PROSPECTUS: ________________, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: ________________, 2002

2                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
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 SERVICES                                                                 3
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 EXPERTS                                                                  3
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 DISTRIBUTION OF THE POLICIES                                             3
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 ADDITIONAL INFORMATION ABOUT CHARGES                                     4
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 PERFORMANCE DATA                                                         5
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 FINANCIAL STATEMENTS                                                    SA-1
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STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life and Accident Insurance Company, which is controlled by


Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
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SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
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INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


DISTRIBUTION OF THE POLICIES
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Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2001: $63,422; 2000: $62,133; 1999: $246,584.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

4                                                HARTFORD LIFE INSURANCE COMPANY
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ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The maximum and current sales load under the policy is 8% in years 1 through 3 and 4% year 4 and beyond of premium in order to cover expenses related to the sale and distribution of the Policy.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 28 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first 12 months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

STATEMENT OF ADDITIONAL INFORMATION                                            5
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PERFORMANCE DATA



Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.



The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.



Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.



The following table shows the performance history of the underlying Funds of the policy as of the period indicated.



                      STAG VARIABLE LIFE LAST SURVIVOR II
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2002

  HARTFORD SELECT LEADERS LAST SURVIVOR
  VARIABLE UNIVERSAL LIFE INSURANCE
  SEPARATE ACCOUNT VL II
  HARTFORD LIFE INSURANCE COMPANY
  P.O. BOX 2999
  HARTFORD, CONNECTICUT 06104-2999                                [The Hartford
  TELEPHONE: (800) 231-5453                                               LOGO]

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This Prospectus describes information you should know before you purchase Hartford Select Leaders Last Survivor variable universal life insurance policy. Please read it carefully.

Hartford Select Leaders Last Survivor is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
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The following Sub-Accounts are available under the policy:


                         SUB-ACCOUNT                          PURCHASES SHARES OF:

  Money Market Sub-Account                                    Class Y shares of Money Market Portfolio of the
                                                              Morgan Stanley Select Dimensions Investment Series
  Diversified Income Sub-Account                              Class Y shares of Diversified Income Portfolio of
                                                              the Morgan Stanley Select Dimensions Investment
                                                              Series
  Balanced Growth Sub-Account                                 Class Y shares of Balanced Growth Portfolio of the
                                                              Morgan Stanley Select Dimensions Investment Series
  Utilities Sub-Account                                       Class Y shares of Utilities Portfolio of the
                                                              Morgan Stanley Select Dimensions Investment Series
  Dividend Growth Sub-Account                                 Class Y shares of Dividend Growth Portfolio of the
                                                              Morgan Stanley Select Dimensions Investment Series
  Value-Added Market Sub-Account                              Class Y shares of Value-Added Market Portfolio of
                                                              the Morgan Stanley Select Dimensions Investment
                                                              Series
  Growth Sub-Account                                          Class Y shares of Growth Portfolio of the Morgan
                                                              Stanley Select Dimensions Investment Series
  American Opportunities Sub-Account                          Class Y shares of American Opportunities Portfolio
                                                              of the Morgan Stanley Select Dimensions Investment
                                                              Series
  Capital Opportunities Sub-Account (formerly Mid-Cap Equity  Class Y shares of Capital Opportunities Portfolio
  Sub-Account)                                                (formerly Mid-Cap Equity Portfolio) of the Morgan
                                                              Stanley Select Dimensions Investment Series
  Global Equity Sub-Account                                   Class Y shares of Global Equity Portfolio of the
                                                              Morgan Stanley Select Dimensions Investment Series
  Developing Growth Sub-Account                               Class Y shares of Developing Growth Portfolio of
                                                              the Morgan Stanley Select Dimensions Investment
                                                              Series
  High Yield Sub-Account                                      Shares of High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Mid Cap Value Sub-Account                                   Shares of Mid Cap Value Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Emerging Markets Debt Sub-Account                           Shares of Emerging Markets Debt Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Emerging Markets Equity Sub-Account                         Shares of Emerging Markets Equity Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Fixed Income Sub-Account                                    Shares of Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc.


                         SUB-ACCOUNT                          PURCHASES SHARES OF:
  Active International Allocation Sub-Account                 Shares of Active International Allocation
                                                              Portfolio of The Universal Institutional Funds,
                                                              Inc.
  Technology Sub-Account                                      Shares of Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Growth and Income Sub-Account (formerly Strategic Stock     Class II shares of Growth and Income Portfolio
  Sub-Account)                                                (formerly Strategic Stock Portfolio) of the Van
                                                              Kampen Life Investment Trust
  Enterprise Sub-Account                                      Class II shares of Enterprise Portfolio of the Van
                                                              Kampen Life Investment Trust
  American Funds Global Growth Fund Sub-Account               Class 2 shares of the Global Growth Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              Global Growth Fund")
  American Funds Global Small Capitalization Fund             Class 2 shares of the Global Small Capitalization
                                                              Fund of American Funds Insurance Series ("American
                                                              Funds Global Small Capitalization Fund")
  American Funds Growth Fund Sub-Account                      Class 2 shares of the Growth Fund of American
                                                              Funds Insurance Series ("American Funds Growth
                                                              Fund")
  American Funds Growth-Income Fund Sub-Account               Class 2 shares of the Growth-Income Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              Growth-Income Fund")
  American Funds International Fund Sub-Account               Class 2 shares of the International Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              International Fund")
  MFS Capital Opportunities Series Sub-Account                Initial Class Shares of MFS-Registered Trademark-
                                                              Capital Opportunities Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Emerging Growth Series Sub-Account                      Initial Class Shares of MFS-Registered Trademark-
                                                              Emerging Growth Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Investors Growth Stock Series Sub-Account               Initial Class Shares of MFS-Registered Trademark-
                                                              Investors Growth Stock Series (formerly
                                                              MFS-Registered Trademark- Growth Series) of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS Investors Trust Series Sub-Account Series Sub-Account   Initial Class Shares of MFS-Registered Trademark-
                                                              Investors Trust Series (formerly MFS-Registered
                                                              Trademark- Growth with Income Series) of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS Total Return Series Sub-Account                         Initial Class Shares of MFS-Registered Trademark-
                                                              Total Return Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  Franklin Small Cap Fund Sub-Account                         Class 2 shares of the Franklin Small Cap Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust ("Franklin Small Cap Fund")
  Franklin Strategic Income Securities Fund Sub-Account       Class 1 shares of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust ("Franklin Strategic
                                                              Income Securities Fund")
  Mutual Shares Securities Fund Sub-Account                   Class 2 shares of Mutual Shares Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust ("Mutual Shares Securities Fund")
  Templeton Developing Markets Securities Fund Sub-Account    Class 1 shares of Templeton Developing Markets
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust ("Templeton Developing
                                                              Markets Securities Fund")
  Templeton Growth Securities Fund Sub-Account                Class 2 shares of the Templeton Growth Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust ("Templeton Growth Securities
                                                              Fund")

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: ____________, 2002

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
 ----------------------------------------------------------------------------
 SUMMARY OF BENEFITS AND RISKS                                             4
 ----------------------------------------------------------------------------
 FEE TABLES                                                                6
 ----------------------------------------------------------------------------
 ABOUT US                                                                 11
 ----------------------------------------------------------------------------
   Hartford Life Insurance Company                                        11
 ----------------------------------------------------------------------------
   Separate Account VL II                                                 11
 ----------------------------------------------------------------------------
   The Portfolios                                                         11
 ----------------------------------------------------------------------------
 CHARGES AND DEDUCTIONS                                                   15
 ----------------------------------------------------------------------------
 YOUR POLICY                                                              16
 ----------------------------------------------------------------------------
 PREMIUMS                                                                 19
 ----------------------------------------------------------------------------
 DEATH BENEFITS AND POLICY VALUES                                         20
 ----------------------------------------------------------------------------
 MAKING WITHDRAWALS FROM YOUR POLICY                                      21
 ----------------------------------------------------------------------------
 LOANS                                                                    22
 ----------------------------------------------------------------------------
 LAPSE AND REINSTATEMENT                                                  22
 ----------------------------------------------------------------------------
 TAXES                                                                    24
 ----------------------------------------------------------------------------
 LEGAL PROCEEDINGS                                                        27
 ----------------------------------------------------------------------------
 GLOSSARY OF SPECIAL TERMS                                                28
 ----------------------------------------------------------------------------
 WHERE YOU CAN FIND MORE INFORMATION                                      29
 ----------------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

 - Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. The Death Benefit Guarantee Premium is not a charge but a funding level that is required to keep the Death Benefit Guarantee available. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium.


INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 35 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.


OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."



SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of your Policy," below). Surrenders may also be subject to a Surrender Charge.


RISKS OF YOUR POLICY


INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectus for the Funds for information about the risks of each investment option.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

HARTFORD LIFE INSURANCE COMPANY                                                5
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ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.


TRANSACTION FEES



             CHARGE                       WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
 Front-end Sales Load             When you pay premium.                      8% of each premium payment in policy years
                                                                             1-3
                                                                             4% of each premium payment in policy years 4+
 Tax Charge on Premium Payments   When you pay premium.                      A percent of premium which varies by your
                                                                             state and municipality of residence. The
                                                                             range of tax charge is generally between 0%
                                                                             and 4%.
                                                                             This rate will change if your state or
                                                                             municipality changes its premium tax charges.
                                                                             It may change if you change your state or
                                                                             municipality of residence.
 Surrender Charge (1)             When you surrender your policy during      Minimum Charge
                                  the first nine policy years.               $0.70 per $1,000 of the initial Face Amount
                                  When you make certain Face Amount          in the first year for two 20-year-old female
                                  decreases during the first nine policy     non-smokers.
                                  years.                                     Maximum Charge
                                  When you take certain withdrawals during   $9.42 per $1,000 of the initial Face Amount
                                  the first nine policy years.               in the first year for two 85-year-old male
                                                                             smokers.
                                                                             Charge for representative insureds
                                                                             $7.14 per $1,000 of the initial Face Amount
                                                                             in the first year for a 65-year-old male
                                                                             preferred non-smoker and a 65-year-old female
                                                                             preferred non-smoker.
 Face Amount Increase Fee         Each month for 12 months beginning on      Minimum Charge
                                  the effective date of any unscheduled      $41.67 per month.
                                  increase in Face Amount you request.       Maximum Charge
                                                                             $250.00 per month.
                                                                             Charge for representative insureds
                                                                             $83.30 for $1,000,000 of Face Amount
                                                                             increase.
 Transfer Fees                    When you make a transfer after the first   $25 per transfer.
                                  transfer in any month.
 Withdrawal Charge                When you take a withdrawal.                $10 per withdrawal.
 Loan Interest Rate               Monthly if you have taken a loan on your   During Policy Years 1-10: (2)
                                  policy                                     All Indebtedness 5.5%
                                                                             During Policy Years 11 and later: (2)
                                                                             Preferred Indebtedness 3.5%
                                                                             Non-Preferred Indebtedness: 4.5%



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.



(2) Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.


CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Cost of Insurance       Monthly.                  Minimum Charge
Charges (1)                                       $0.06 per $1,000 of the net
                                                  amount at risk for two
                                                  20-year-old female preferred
                                                  non-smokers in the first year.
                                                  Maximum Charge
                                                  $6.24 per $1,000 of the net
                                                  amount at risk for two
                                                  85-year-old male smokers in the
                                                  first year.
                                                  Charge for representative
                                                  insureds
                                                  $0.32 per $1,000 of the net
                                                  amount at risk for a 65-year-old
                                                  male preferred non-smoker and a
                                                  65-year-old female preferred
                                                  non-smoker in the first year.
Mortality and Expense   Monthly.                  Minimum Charge
Risk Charge (which is                             (a) 1/12 of 0.75% per month of
the sum of both                                   the Sub-Account accumulated
(a) and (b)) (1)                                  value in the first year; plus
                                                  (b) $0.48 per 1,000 of initial
                                                  Face Amount during the first
                                                  year for two 20-year-old female
                                                  non-smokers.
                                                  Maximum Charge
                                                  (a) 1/12 of 0.75% per month of
                                                  the Sub-Account accumulated
                                                  value in the first year; plus
                                                  (b) $17.44 per 1,000 of initial
                                                  Face Amount during the first
                                                  year for two 85-year-old male
                                                  smokers.
                                                  Charge for representative
                                                  insureds
                                                  (a) 1/12 of 0.75% per month of
                                                  the Sub-Account accumulated
                                                  value in the first year; plus.
                                                  (b) $6.82 per 1,000 of initial
                                                  Face Amount during the first
                                                  year for a 65-year-old male
                                                  preferred non-smoker and a
                                                  65-year-old female preferred
                                                  non-smoker.
Administrative Charge   Monthly.                     $24.16 per month in Year 1
                                                    $7.50 per month in Years 2+
    RIDER CHARGES       WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Estate Protection       Monthly.                  Minimum Charge
Rider (1)                                         $3.12 per $1000 of Face Amount
                                                  for two 20-year-old female
                                                  preferred non-smokers in the
                                                  first year.
                                                  Maximum Charge
                                                  $15.48 per $1000 of Face Amount
                                                  for two 85-year-old male smokers
                                                  in the first year.
                                                  Charge for representative
                                                  insureds
                                                  $3.64 per $1000 of Face Amount
                                                  for a 65-year-old male preferred
                                                  non-smoker and a 65-year-old
                                                  female preferred non-smoker in
                                                  the first year.
Single Life Yearly      Monthly.                  Minimum Charge
Renewable Term Life                               $0.27 per $1,000 of Face Amount
Insurance Rider (1)                               for a 20-year-old female
                                                  preferred non-smoker in the
                                                  first year.
                                                  Maximum Charge
                                                  $86.13 per $1,000 of Face Amount
                                                  for an 85-year-old male smoker
                                                  in the first year.
                                                  Charge for a representative
                                                  insured
                                                  $6.03 per $1,000 of Face Amount
                                                  for a 65-year-old male preferred
                                                  non-smoker in the first year.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Fund Operating Expenses                                  0.60%      2.12%
---------------------------------------------------------------------------------



                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)



                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY SELECT DIMENSIONS INVESTMENT
   SERIES:
 Money Market Portfolio                                   0.50%                0.25%             0.02%             0.77%
 ---------------------------------------------------------------------------------------------------------------------------
 Diversified Income Portfolio                             0.40%                0.25%             0.09%             0.74%
 ---------------------------------------------------------------------------------------------------------------------------
 Balanced Growth Portfolio                                0.60%                0.25%             0.04%             0.89%
 ---------------------------------------------------------------------------------------------------------------------------
 Utilities Portfolio                                      0.65%                0.25%             0.04%             0.94%
 ---------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Portfolio                                0.61%                0.25%             0.01%             0.87%
 ---------------------------------------------------------------------------------------------------------------------------
 Value-Added Market Portfolio                             0.50%                0.25%             0.04%             0.79%
 ---------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio                                         0.80%                0.25%             0.06%             1.11%
 ---------------------------------------------------------------------------------------------------------------------------
 American Opportunities Portfolio                         0.62%                0.25%             0.03%             0.90%
 ---------------------------------------------------------------------------------------------------------------------------
 Capital Opportunities Portfolio                          0.75%                0.25%             0.05%             1.05%
 ---------------------------------------------------------------------------------------------------------------------------
 Global Equity Portfolio                                  1.00%                0.25%             0.07%             1.32%
 ---------------------------------------------------------------------------------------------------------------------------
 Developing Growth Portfolio                              0.50%                0.25%             0.09%             0.84%
 ---------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
 High Yield Portfolio (1)                                 0.50%                 N/A              0.33%             0.83%
 ---------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio (1)                              0.75%                 N/A              0.35%             1.10%
 ---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Debt Portfolio (1)                      0.80%                 N/A              0.37%             1.17%
 ---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity Portfolio (1)                    1.25%                 N/A              0.87%             2.12%
 ---------------------------------------------------------------------------------------------------------------------------
 Fixed Income Portfolio (1)                               0.40%                 N/A              0.31%             0.71%
 ---------------------------------------------------------------------------------------------------------------------------
 Active International Allocation Portfolio (1)            0.80%                 N/A              0.88%             1.68%
 ---------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio (1)                                 0.80%                 N/A              0.51%             1.31%
 ---------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Growth and Income Portfolio -- Class II (2)(8)           0.60%                0.25%             0.15%             1.00%
 ---------------------------------------------------------------------------------------------------------------------------
 Enterprise Portfolio -- Class II (2)(8)                  0.50%                0.25%             0.12%             0.87%
 ---------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES:
 American Funds Global Growth Fund                        0.66%                0.25%             0.04%             0.95%
 ---------------------------------------------------------------------------------------------------------------------------
 American Funds Global Small Capitalization Fund          0.80%                0.25%             0.03%             1.08%
 ---------------------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund                               0.37%                0.25%             0.01%             0.63%
 ---------------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income Fund                        0.33%                0.25%             0.02%             0.60%
 ---------------------------------------------------------------------------------------------------------------------------
 American Funds International Fund                        0.55%                0.25%             0.06%             0.86%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 MFS-Registered Trademark- Capital Opportunities
   Series -- Initial Class (3)(4)                         0.75%                 N/A              0.16%             0.91%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Emerging Growth
   Series -- Initial Class (3)                            0.75%                 N/A              0.12%             0.87%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Investors Growth Stock
   Series -- Initial Class (3)(4)                         0.75%                 N/A              0.17%             0.92%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Investors Trust
   Series -- Initial Class (3)                            0.75                  N/A              0.15%             0.90%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Total Return
   Series -- Initial Class (3)                            0.75                  N/A              0.14%             0.89%
 ---------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Small Cap Fund -- Class 2 (6)(7)                0.53%                0.25%             0.31%             1.09%
 ---------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic Income Securities Fund --
   Class 1 (7)                                            0.42%                 N/A              0.34%             0.76%
 ---------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 (6)             0.60%                0.25%             0.19%             1.04%
 ---------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund --
   Class 1                                                1.25%                 N/A              0.32%             1.57%
 ---------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund --
   Class 2 (5)(6)                                         0.80%                0.25%             0.05%             1.10%
 ---------------------------------------------------------------------------------------------------------------------------

(1) The Management Fee and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fee and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Including such reductions, expenses would be as follows:

                                                                                       TOTAL FUND
                                                                        OTHER           OPERATING
 PORTFOLIO                                         MANAGEMENT FEES     EXPENSES         EXPENSES
 ----------------------------------------------------------------------------------------------------
 High Yield                                               0.47%           0.33%             0.80%
 ----------------------------------------------------------------------------------------------------
 Mid-Cap Value                                            0.70%           0.35%             1.05%
 ----------------------------------------------------------------------------------------------------
 Emerging Markets Debt                                    0.80%           0.37%             1.17%
 ----------------------------------------------------------------------------------------------------
 Emerging Markets Equity                                  0.98%           0.87%             1.85%
 ----------------------------------------------------------------------------------------------------
 Fixed Income                                             0.39%           0.31%             0.70%
 ----------------------------------------------------------------------------------------------------
 Active International Allocation                          0.27%           0.88%             1.15%
 ----------------------------------------------------------------------------------------------------
 Technology Portfolio                                     0.66%           0.51%             1.17%
 ----------------------------------------------------------------------------------------------------

(2) With respect to the Enterprise and the Growth and Income Portfolios, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:


                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Growth and Income Portfolio -- Class II                  0.25%                0.25%             0.40%             0.90%
 ---------------------------------------------------------------------------------------------------------------------------
 Enterprise Portfolio -- Class II                         0.48%                0.25%             0.12%             0.82%
 ---------------------------------------------------------------------------------------------------------------------------


(3) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Capital Opportunities
   Series -- Initial Class                                0.75%                 N/A              0.15%             0.90%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Emerging Growth
   Series -- Initial Class                                0.75%                 N/A              0.11%             0.86%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Investors Growth Stock
   Series -- Initial Class                                0.75%                 N/A              0.15%             0.90%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Investors Trust
   Series -- Initial Class                                0.75%                 N/A              0.14%             0.89%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Total Return
   Series -- Initial Class                                0.75%                 N/A              0.13%             0.88%
 ---------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(4) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for this series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Capital Opportunities
   Series -- Initial Class                                0.75%                 N/A              0.21%             0.96%
 ---------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Investors Growth Stock
   Series -- Initial Class                                0.75%                 N/A              0.17%             0.92%
 ---------------------------------------------------------------------------------------------------------------------------

(5) The Fund administration fee is paid indirectly through the Management Fee.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                                                            12B-1
                                                                        DISTRIBUTION                          TOTAL FUND
                                                                      AND/OR SERVICING         OTHER           OPERATING
                                                   MANAGEMENT FEES          FEES              EXPENSES         EXPENSES
 ---------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap Fund -- Class 2                       0.45%                0.25%             0.31%             1.01%
 ---------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic Income Securities Fund --
   Class 1                                                0.37%                 N/A              0.34%             0.71%
 ---------------------------------------------------------------------------------------------------------------------------

(8) Under the Distribution Plan and Service Plan, the portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II shares.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                HARTFORD RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      11/26/02      AA-    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/19/02      AA     Claims paying ability
------------------------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II


The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.


THE PORTFOLIOS

The underlying investment for the Contracts are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark-Variable Insurance Trust-SM-, and Franklin Templeton Variable Insurance Products Trust, all open-ended investment companies. The underlying portfolios or funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios or funds. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.

DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, in approximately equal proportions, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index. The Portfolio's investment manager will adjust the Portfolio's investment securities at least annually to maintain an approximate equal weighting of each S&P 500 stock.

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies having stock market values or capitalizations of at least $1 billion.

12                                               HARTFORD LIFE INSURANCE COMPANY
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AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to have attractive earnings growth potential and that the investment manager believes will have the relative earnings growth potential over the projected economic outlook.

CAPITAL OPPORTUNITIES PORTFOLIO (formerly Mid-Cap Equity Portfolio) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S&P 400 Index).

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in diversified portfolio of high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.

MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P Index. The Portfolio may purchase stocks that typically do not pay dividends.

EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with strong shareholder value orientation.

FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the Investment Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation;
(ii) fundamental change; and (iii) market momentum/technicals.

TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries. The Investment Adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and investing primarily in companies the Investment Adviser believes are positioned to benefit materially from these trends.

VAN KAMPEN LIFE INVESTMENT TRUST:

GROWTH AND INCOME PORTFOLIO (formerly Strategic Stock Portfolio) -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

AMERICAN FUNDS INSURANCE SERIES:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

HARTFORD LIFE INSURANCE COMPANY                                               13
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AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

MFS VARIABLE INSURANCE TRUST:

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES (formerly MFS-Registered Trademark-Growth Series) -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES (formerly MFS-Registered Trademark- Growth with Income Series) -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by investing in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and foreign debt securities, including high yield, lower-rated bonds (junk bonds), government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by investing in equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by investing primarily in investments of emerging market companies.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.

THE INVESTMENT ADVISERS -- Morgan Stanley Investment Advisors Inc. ("MS Advisors"), a Delaware Corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, is the Investment Manager for the Money Market Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Capital Opportunities Portfolio (Mid-Cap Equity Portfolio), the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series (the "Morgan Stanley Portfolios"). MS Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW").

MS Advisors provides administrative services, manages the Morgan Stanley Portfolios' business affairs and manages the investment of the Morgan Stanley Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MS Advisors has retained Morgan Stanley Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Portfolios. For its services, the Morgan Stanley Portfolios pay MS Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MS Advisors and the respective fees of the Morgan Stanley Portfolios.

With regard to the Capital Opportunities Portfolio (formerly Mid-Cap Equity Portfolio) and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MS Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MS Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

With regard to the Growth Portfolio, Morgan Stanley Investment Management Inc. ("MS Investment Management"), under a Sub-Advisory Agreement with MS Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MS Advisors. MS Investment Management, like MS Advisors, is a wholly-owned subsidiary of MSDW. MS Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MS Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, High Yield Portfolio, Fixed Income Portfolio, MidCap Value Portfolio, and Technology Portfolio. As the investment adviser to these Portfolios, MS Investment Management, provides investment advice and portfolio management services. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly

14                                               HARTFORD LIFE INSURANCE COMPANY
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Miller Anderson & Sherrerd, LLP), an affiliate of MS Investment Management, served as investment adviser to the High Yield Portfolio, Fixed Income Portfolio and MidCap Value Portfolio.

The Investment Adviser with respect to the Growth and Income Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $97 billion under management or supervision as of December 31, 2000. Van Kampen Investments Inc.'s more than 50 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.

American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management -Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of Franklin Small Cap Fund and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

HARTFORD LIFE INSURANCE COMPANY                                               15
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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 8% of premium in Policy Years 1 through 3 and 4% of premium in Policy Years 4 and beyond.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE


MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:


- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first Policy Year the charge is $24.16 per month, each year after the first Policy Year the charge is $7.50 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy.

The mortality and expense risk charge each month is equal to the sum of (a) and
(b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. During years 11-20, the maximum is 1/12 of 0.50% per month. Thereafter, the maximum is 0.00% per month.

During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized

16                                               HARTFORD LIFE INSURANCE COMPANY
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based on issue ages and death benefit guarantee, and is provided in the policy. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

The percentage by policy years is as follows:

          POLICY YEAR       PERCENTAGE
          ----------------------------
               1                70%
          ----------------------------
               2                70%
          ----------------------------
               3                70%
          ----------------------------
               4                60%
          ----------------------------
               5                50%
          ----------------------------
               6                40%
          ----------------------------
               7                30%
          ----------------------------
               8                20%
          ----------------------------
               9                10%
          ----------------------------
          10 and after           0%
          ----------------------------

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
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CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

HARTFORD LIFE INSURANCE COMPANY                                               17
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CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective November 15, 2001, Hartford introduced a new procedure for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new procedure to your policy during the period starting November 15, 2001 through the anniversary of your next policy date, and then during each policy year thereafter.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

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SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.
- ESTATE TAX REPEAL BENEFIT RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.

Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

HARTFORD LIFE INSURANCE COMPANY                                               19
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The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. The policy will terminate on the scheduled maturity date and any Cash Surrender Value will be paid to you.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 28 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

20                                               HARTFORD LIFE INSURANCE COMPANY
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You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
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DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $5 million.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do,

HARTFORD LIFE INSURANCE COMPANY                                               21
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the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                   A           B
-----------------------------------------------------
 Face Amount                    $100,000    $100,000
-----------------------------------------------------
 Account Value                    46,500      34,000
-----------------------------------------------------
 Specified Percentage               250%        250%
-----------------------------------------------------
 Death Benefit Option              Level       Level
-----------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender,or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any

22                                               HARTFORD LIFE INSURANCE COMPANY
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time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred           1%
----------------------------------------------------------

LAPSE AND REINSTATEMENT
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During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to

HARTFORD LIFE INSURANCE COMPANY                                               23
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you on the first day the policy goes into default, at your last know address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available so long as:

- the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In New York, this provision is referred to as the "No-Lapse Guarantee". The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- The Face Amount will be reduced to the Death Benefit Guarantee Amount; and

- Any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

24                                               HARTFORD LIFE INSURANCE COMPANY
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TAXES

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE
ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

HARTFORD LIFE INSURANCE COMPANY                                               25
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The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE
ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

26                                               HARTFORD LIFE INSURANCE COMPANY
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If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE,GIFT AND GENERATION-SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under

HARTFORD LIFE INSURANCE COMPANY                                               27
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one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.

LIFE INSURANCE PURCHASES BY NON-RESIDENT
ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
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Hartford Life is involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition, results of operations or cash flows of Hartford Life.



On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLP ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate, International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.



Hartford Life and ICMG have moved the district court for, among other things, judgment as a matter of law or a new trial, and intend to appeal the judgment if the district court does not set it aside or substantially reduce it. In either event, Hartford Life's management, based on the opinion of its legal advisers, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.



Hartford Life is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although Hartford Life believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to Hartford Life's statutory surplus and capital and potentially increase the death benefit costs incurred by Hartford Life in the future. The arbitration hearing began in October 2002.



There are no pending material legal proceedings to which the Underwriter or Separate Account is a party.

28                                               HARTFORD LIFE INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: the premium required to maintain the Death Benefit Guarantee. Initially, the Cumulative Death Benefit Guarantee Premium is the Death Benefit Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative Death Benefit Guarantee Premium is: (a) the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Death Benefit Guarantee Premium.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

DEATH BENEFIT GUARANTEE PREMIUM: the amount of monthly premium required to keep the Death Benefit Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.


MATURITY DATE: The date on which on policy matures and your policy terminates.


MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company, sometimes referred to as
"Hartford."

YOU, YOUR: the owner of the policy.

HARTFORD LIFE INSURANCE COMPANY                                               29
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WHERE YOU CAN FIND MORE INFORMATION



You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.



We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.



811-07271

                                        PART B

HARTFORD LIFE INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
HARTFORD SELECT LEADERS LAST SURVIVOR
VARIABLE UNIVERSAL LIFE INSURANCE
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY



This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.



DATE OF PROSPECTUS: ____________, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: ____________, 2002

2                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
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 SERVICES                                                                 3
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 EXPERTS                                                                  3
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 DISTRIBUTION OF THE POLICIES                                             3
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 ADDITIONAL INFORMATION ABOUT CHARGES                                     4
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 PERFORMANCE DATA                                                         5
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 FINANCIAL STATEMENTS                                                    SA-1
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STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.


Hartford Life Insurance Company is controlled by Hartford Life and Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
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SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
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INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2001: $63,422; 2000: $62,133; 1999: $246,584.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

4                                                HARTFORD LIFE INSURANCE COMPANY
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ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The maximum and current sales load under the policy is 8% in years 1 through 3 and 4% in year 4 and beyond of premium in order to cover expenses related to the sale and distribution of the Policy.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 28 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first 12 months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

STATEMENT OF ADDITIONAL INFORMATION                                            5
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PERFORMANCE DATA



Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.



The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.



Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.



The following table shows the performance history of the underlying Funds of the policy as of the period indicated.



                     HARTFORD SELECT LEADERS LAST SURVIVOR
                       VARIABLE UNIVERSAL LIFE INSURANCE
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2002

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(1)

     (d)  Form of Flexible Premium Variable Life Insurance Policy.(2)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford(3) and Bylaws of Hartford(4)

     (g)  Form of Reinsurance Contract.(5)

     (h)  Form of Participation Agreement.(5)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary to be filed by Amendment.

     (l)  Not Applicable.

     (m)  Not Applicable.

     (n)  Not Applicable.(6)

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(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, on May 1, 1996.

(2) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-89990, on February 20, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(5) Incorporated by reference to Initial Filing of the Registration Statement on Form S-6, File No. 333-88261, on October 1, 1999.

(6) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.(7)

Item 28.  Officers and Directors.

NAME                       POSITION WITH HARTFORD
----                       ----------------------
David A. Carlson           Vice President

Michael B. Cefole          Vice President

Patrice Kelly-Ellis        Senior Vice President

Bruce W. Ferris            Vice President

Timothy M. Fitch           Senior Vice President and Actuary

Mary Jane B. Fortin        Senior Vice President & Chief Accounting Officer

David T. Foy               Senior Vice President, Chief Financial Officer and
                           Treasurer, Director*

Lois W. Grady              Senior Vice President

Susan Hess                 Vice President

Ryan Johnson               Vice President

Stephen T. Joyce           Senior Vice President

Michael D. Keeler          Vice President

Robert A. Kerzner          Executive Vice President, Director*

David N. Levenson          Senior Vice President

Joseph F. Mahoney          Vice President

Thomas M. Marra            President, Chief Executive Officer and Chairman of
                           the Board, Director*

Gary J. Miller             Vice President

Tom Nassiri                Vice President

Marianne O'Doherty         Vice President and Assistant General Counsel

Craig R. Raymond           Senior Vice President and Chief Actuary

Christine Hayer Repasy     Senior Vice President, General Counsel and

-----------------

     statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(7) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

NAME                       POSITION WITH HARTFORD
----                       ----------------------
                           Corporate Secretary, Director*

Michael J. Roscoe          Vice President

David T. Schrandt          Vice President

Martin A. Swanson          Vice President

Joe M. Thomson             Senior Vice President

Andrew J. Waggoner         Vice President

John C. Walters            Executive Vice President, Director*

David M. Znamierowski      Senior Vice President and Chief Investment Officer,
                           Director*

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27(s).

Item 30:  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (a)  involved a knowing and culpable violation of law by the director;

          (b) enabled the director or an associate to receive an improper personal gain;

          (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (e) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HESCO acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
               Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
               Hartford Life and Annuity Insurance Company - Separate
               Account VL I
               Hartford Life and Annuity Insurance Company - Separate
               Account VL II
               Hartford Life and Annuity Insurance Company -
               ICMG Registered Variable Life Separate Account One

          (b)  Directors and Officers of HESCO

                                                 POSITIONS AND OFFICES
                   NAME                          WITH UNDERWRITER
                   ----                          ---------------------
          David A. Carlson                Vice President

          Timothy M. Fitch                Senior Vice President & Actuary

          George R. Jay                   Controller

          Robert A. Kerzner               Executive Vice President, Director

          Joseph F. Mahoney               Vice President

          Thomas M. Marra                 President, Chief Executive Officer and
                                          Chairman of the Board, Director

          Christine Hayer Repasy          Senior Vice President, General Counsel
                                          and Corporate Secretary, Director

          John C. Walters                 Executive Vice President

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 21st day of January, 2003.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:  Thomas M. Marra                                *By: /s/ Marianne O'Doherty
     --------------------------------------------        -----------------------
     Thomas M. Marra, President, Chief Executive         Marianne O'Doherty
     Officer and Chairman of the Board*                  Attorney-In-Fact


HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:  Thomas M. Marra
     --------------------------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,      *By: /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,              -----------------------
     Director*                                           Marianne O'Doherty
John C. Walters, Executive Vice President,               Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                      Date: January 21, 2003
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-88261

                                  EXHIBIT INDEX

1.2  Copy of Power of Attorney.